Income Taxes (Tax rate reconciliation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Earnings (loss) before income taxes and non-controlling interest	$ 84,795	$ (103,855)
Combined federal and provincial tax rate	26.90%	26.90%
Computed income tax expense (recovery)	$ 22,810	$ (27,937)
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates applicable to subsidiaries in other countries	8,986	28,690
Change in unrecognized deferred tax assets	1,234	22,068
Income in equity-accounted investee	(25,264)	(24,481)
Change in uncertain tax positions	(6,282)	1,099
Bargain purchase gain	(6,129)	0
Other permanent differences	176	(640)
Income tax expense (recovery)	$ (4,469)	$ (1,201)